Equity - Capital contribution Stock options (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2019 shares	Jun. 30, 2020 USD ($) $ / shares shares
Equity
Number of options issued | shares	95,000	95,000
Number of directors to whom options were granted		2
Number of equal installments in which the options will vest		4
Exercise price (in dollars per share) | $ / shares		$ 5.00
Term of the options		3 years
Market price (in dollars per share) | $ / shares		$ 4.6
Volatility (as a percent)		118.00%
Risk-free interest rate (as a percent)		1.44%
Dividend yield (as a percent)		0.00%
Estimated fair value of options		$ 243,922
Total service period		1 year
Total compensation expenses		$ 213,431